Interest and similar expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deposits from credit institutions	R$ 6,899,809	R$ 8,905,425	R$ 9,828,381
Customer deposits	53,594,440	58,469,742	48,543,885
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	3,839,689	3,778,418	4,998,766
Debt Instruments Eligible to Compose Capital (note 19)	3,683,973	2,523,206	1,925,772
Pension Plans (note 21)	133,070	241,133	189,138
Other interest (1)	36,709,340	6,586,994	15,912,731
Total	R$ 104,860,321	R$ 80,504,918	R$ 81,398,673